Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000005543
Shareholder Report [Line Items]
Fund Name	Maryland Short-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	PRMDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - Investor Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 175,540,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$175,540
Number of Portfolio Holdings	169

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Maryland	92.9%
Puerto Rico	4.8
Georgia	0.6
Alabama	0.6
Other	1.1

Industry Allocation (as a % of Net Assets)

General Obligations - Local	21.2%
Special Tax	16.1
General Obligations - State	14.7
Housing	12.6
Health Care	11.4
Transportation	8.9
Prerefunded	4.6
Education	2.8
Water & Sewer	2.4
Other	5.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193182
Shareholder Report [Line Items]
Fund Name	Maryland Short-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	TRMUX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - I Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 175,540,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$175,540
Number of Portfolio Holdings	169

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Maryland	92.9%
Puerto Rico	4.8
Georgia	0.6
Alabama	0.6
Other	1.1

Industry Allocation (as a % of Net Assets)

General Obligations - Local	21.2%
Special Tax	16.1
General Obligations - State	14.7
Housing	12.6
Health Care	11.4
Transportation	8.9
Prerefunded	4.6
Education	2.8
Water & Sewer	2.4
Other	5.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless